Summary of Significant Accounting Policies - Schedule of Identifiable Intangible Assets Subject to Amortization (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Accumulated amortization	$ (4,419,996)	$ (3,315,000)	$ (1,105,000)
Intangible assets, net	$ 7,680,004	$ 8,785,000	10,995,000
Customer relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated useful life	10 years	10 years
Intangible assets, gross	$ 2,100,000	$ 2,100,000	2,100,000
Developed technology [Member]
Intangible Asset, Finite-Lived [Line Items]
Estimated useful life	5 years	5 years
Intangible assets, gross	$ 10,000,000	$ 10,000,000	$ 10,000,000